Share-based payment arrangements - Summary of Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	8,147,423	8,594,289	8,847,218
Weighted average remaining contractual term of options outstanding (in years)	6 years 7 months 6 days
Number of options exercisable (in shares)	4,180,568	3,762,900
Weighted average remaining contractual term of options exercisable (in years)	5 years 8 months 12 days
2.80
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 2.80
Number of options outstanding (in shares)	836,314
Weighted average remaining contractual term of options outstanding (in years)	4 years 2 months 12 days
Number of options exercisable (in shares)	836,314
Weighted average remaining contractual term of options exercisable (in years)	4 years 2 months 12 days
3.42 – 4.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	720,597
Weighted average remaining contractual term of options outstanding (in years)	4 years 8 months 12 days
Number of options exercisable (in shares)	720,597
Weighted average remaining contractual term of options exercisable (in years)	4 years 8 months 12 days
3.42 – 4.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 3.42
3.42 – 4.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 4.00
4.70 – 6.30
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	43,699
Weighted average remaining contractual term of options outstanding (in years)	5 years 1 month 6 days
Number of options exercisable (in shares)	43,699
Weighted average remaining contractual term of options exercisable (in years)	5 years 1 month 6 days
4.70 – 6.30 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 4.70
4.70 – 6.30 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 6.30
11.51 – 17.22
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	552,026
Weighted average remaining contractual term of options outstanding (in years)	6 years 1 month 6 days
Number of options exercisable (in shares)	376,529
Weighted average remaining contractual term of options exercisable (in years)	6 years 1 month 6 days
11.51 – 17.22 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 11.51
11.51 – 17.22 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 17.22
17.99 – 37.51
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	2,350,983
Weighted average remaining contractual term of options outstanding (in years)	6 years 10 months 24 days
Number of options exercisable (in shares)	1,230,029
Weighted average remaining contractual term of options exercisable (in years)	6 years 9 months 18 days
17.99 – 37.51 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 17.99
17.99 – 37.51 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 37.51
47.21 – 78.58
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	711,251
Weighted average remaining contractual term of options outstanding (in years)	5 years 7 months 6 days
Number of options exercisable (in shares)	610,181
Weighted average remaining contractual term of options exercisable (in years)	5 years 3 months 18 days
47.21 – 78.58 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 47.21
47.21 – 78.58 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 78.58
104.53 – 127.33
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	2,932,553
Weighted average remaining contractual term of options outstanding (in years)	7 years 9 months 18 days
Number of options exercisable (in shares)	363,219
Weighted average remaining contractual term of options exercisable (in years)	7 years 8 months 12 days
104.53 – 127.33 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 104.53
104.53 – 127.33 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in dollars per share) | $ / shares	$ 127.33